File No. 33-11351
                                              Rule 497(e)


                  STEIN ROE INVESTMENT TRUST
              Stein Roe Small Company Growth Fund

          Supplement to Prospectus dated Feb. 2, 1999


     Effective July 16, 1999, William M. Garrison will take over as sole portfolio manager of Stein Roe Small Company Growth Fund.
Mr. Garrison has managed the Fund's portfolio since September
1998.

               This Supplement is Dated July 9, 1999



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                 STEIN ROE INVESTMENT TRUST
             Stein Roe Small Company Growth Fund

         Supplement to Defined Contribution Plans Prospectus
                      Dated Feb. 25, 1999


     Effective July 16, 1999, William M. Garrison will take over as sole portfolio manager of Stein Roe Small Company Growth Fund.
Mr. Garrison has managed the Fund's portfolio since September
1998.

             This Supplement is Dated July 9, 1999